DISCONTINUED OPERATIONS: (Tables)	Dec. 29, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures
	April 30, 2022 $	April 30, 2021 $

Cash and cash equivalents	6,427	21,564
Prepaids	5,725	5,179
Equipment and right-of-use asset	18,242	45,439
Mineral property interest and deferred development costs (Note 3)	1,892,410	1,892,410
Deposits	29,208	29,208

Assets held-for-sale	1,952,012	1,993,800

Account payable and accrued liabilities (Note 4)	139,389	112,585
Lease liability (Note 5)	13,475	37,948

Liabilities held-for sale	152,864	150,533

	For the year ended April 30,
	2022	2021
	$	$

OPERATING EXPENSES
Amortization	2,534	5,254
Management and consulting fees	99,000	99,000
Mineral property expenditures	615,950	605,220
General and miscellaneous	81,477	53,494
Professional fees	13,328	8,492

	(812,289)	(771,460)
OTHER EXPENSE
Foreign exchange loss	(379)	(189)

Loss for the year from discontinued operations	(812,668)	(771,649)